DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	May. 07, 2010
Interest Rate Swap [Member]
Interest Rate Agreements [Abstract]
Interest rate	0.90%
UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] | Interest Rate Swap [Member]
Interest Rate Agreements [Abstract]
Notional amount of interest rate derivative	$ 35,903		$ 46,600
Cash Flow Hedge [Member]
Derivatives designated as hedging instruments [Abstract]
Current other liabilities	664	$ 936
Noncurrent other liabilities	0	407
Minimum [Member] | UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] | Interest Rate Swap [Member]
Interest Rate Agreements [Abstract]
Interest rate			0.89%
Maximum [Member] | UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] | Interest Rate Swap [Member]
Interest Rate Agreements [Abstract]
Interest rate			3.67%
Interest Rate Collar [Member]
Interest Rate Agreements [Abstract]
Notional amount of interest rate derivative	48,912		$ 75,000
Floor strike rate			1.69%
Cap strike rate			5.00%
Interest Rate Collar [Member] | Cash Flow Hedge [Member]
Derivatives designated as hedging instruments [Abstract]
Current other liabilities	229	609
Noncurrent other liabilities	0	162
Interest Rate Swap [Member]
Interest Rate Agreements [Abstract]
Notional amount of interest rate derivative	16,680
Interest Rate Swap [Member] | Cash Flow Hedge [Member]
Derivatives designated as hedging instruments [Abstract]
Current other liabilities	435	327
Noncurrent other liabilities	$ 0	$ 245